Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$585	$ 592,228
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	1,512	1,437,698
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	439	422,914
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,106	2,096,977
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	1,500	1,163,332
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)	1,315	1,269,503
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	331	330,184
Series 2020-A, Class C, 4.20%, 6/16/25(1)	175	173,888
Series 2021-A, Class B, 2.87%, 5/15/26(1)	930	903,415
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,190	2,075,184
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	1,615	1,610,090
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	292	272,895
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	380	384,478
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	725	721,187
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,500	1,480,550
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	76	75,992
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	543	527,175
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	404	400,134
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	1,214	1,055,103
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	117	98,947
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	544,745
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	2,818	2,487,774
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	437	424,138
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	60	57,493
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	120	120,678
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	204	190,788
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	345	319,335
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	632	592,414
Security	Principal Amount (000's omitted)	Value
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	$789	$ 742,575
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	160	151,019
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,895	1,827,187
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	950,277
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,830,249
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	448,796
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	1,570	1,567,946
Series 2021-2, 3.00%, 1/25/29(1)	1,420	1,389,513
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,739,166
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,151,043
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	342	342,256
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	528	498,178
PMT Issuer Trust - FMSR, Series 2021-FTI, Class A, 3.457%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	500	491,584
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 3.307%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	750	747,202
Series 2018-GT2, Class A, 3.107%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	500	495,509
Prodigy Finance, Series 2021-1A, Class C, 4.207%, (1 mo. USD LIBOR + 3.75%), 7/25/51(1)(3)	986	988,315
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	1,127	1,127,620
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	195	177,532
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	423	384,110
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,663	1,674,795
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,342	1,316,032
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,828	1,837,519
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	196,827
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,532	1,352,266
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	672	657,341
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,422	1,375,485
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	173	170,695
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	2,269	2,280,797
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	851,125

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	$353	$ 210,139
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,934	1,935,083
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,300	2,291,821
Series 2021-1, Class B, 1.89%, 3/20/31(1)	750	730,554
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,228	1,218,372
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	751,547
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	238	205,370
Series 2020-A, Class C, 6.657%, 3/15/45(1)	181	126,066
Total Asset-Backed Securities (identified cost $63,442,331)		$61,061,150

Collateralized Mortgage Obligations — 9.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 5.207%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(3)	$655	$ 665,439
Series 2021-1A, Class M1C, 3.049%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	900	907,419
Series 2021-3A, Class M1B, 1.499%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	2,220	2,162,434
Eagle Re, Ltd., Series 2021-2, Class M1C, 3.549%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	847,250
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	302	305,223
Series 2019-DNA3, Class B2, 8.607%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	1,270	1,315,450
Series 2019-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	889	887,086
Series 2019-HQA3, Class B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	410	400,771
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	290	285,678
Series 2020-DNA6, Class B1, 3.099%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	275	255,713
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	569	559,830
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	523	539,296
Series 2019-R01, Class 2B1, 4.807%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	795	800,897
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R02, Class 1B1, 4.607%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	$795	$ 801,024
Series 2019-R03, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	795	803,831
Series 2019-R05, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	1,375	1,373,616
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	1,810	1,770,015
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	1,518	1,470,168
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	494	455,058
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	2,039	1,903,829
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	180	166,672
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(4)	655	615,217
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	1,029	954,328
Home Re, Ltd.:
Series 2018-1, Class M2, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	4,385	4,337,743
Series 2021-1, Class M1C, 2.757%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	325	322,359
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	1,295	1,206,940
Radnor Re, Ltd., Series 2021-2, Class M1A, 1.949%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	455	456,115
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	617	613,163
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	450	444,690
Series 2021-2, Class A, 2.349%, 10/17/27(1)	393	387,515
Total Collateralized Mortgage Obligations (identified cost $28,788,547)		$28,014,769

Commercial Mortgage-Backed Securities — 9.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$3,865	$ 3,368,256
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,555	1,154,296
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 3.897%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(3)	1,610	1,570,859
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	2,362	2,284,651

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1.497%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(3)	$406	$ 405,211
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 4.246%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	1,481	1,442,297
Extended Stay America Trust, Series 2021-ESH, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	2,251	2,220,205
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	1,660	1,575,811
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	2,252	2,174,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	178,731
Med Trust, Series 2021-MDLN, Class G, 5.647%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(3)	1,130	1,108,247
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(6)	671	664,701
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(3)(6)	2,946	2,912,834
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)(6)	2,621	2,556,680
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)(6)	960	920,827
VMC Finance, LLC, Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	3,728	3,625,481
Total Commercial Mortgage-Backed Securities (identified cost $29,589,701)		$28,164,086

Convertible Bonds — 1.0%

Security	Principal Amount (000's omitted)	Value
Technology — 1.0%
1Life Healthcare, Inc., 3.00%, 6/15/25	$1,051	$ 912,268
ams-OSRAM AG, 0.875%, 9/28/22(7)	2,000	1,967,330
Total Convertible Bonds (identified cost $2,889,667)		$ 2,879,598

Corporate Bonds — 31.0%

Security	Principal Amount (000's omitted)	Value
Communications — 3.9%
AT&T, Inc.:
3.10%, 2/1/43	$677	$ 586,187
Security	Principal Amount (000's omitted)	Value
Communications (continued)
AT&T, Inc.: (continued)
3.50%, 9/15/53	$1,059	$ 933,259
3.65%, 6/1/51	885	808,105
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	2,471,585
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,350	1,286,432
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	450	399,370
Nokia Oyj:
4.375%, 6/12/27	1,301	1,322,363
6.625%, 5/15/39	750	895,046
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	398,883
SES S.A., 5.30%, 4/4/43(1)	245	238,948
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,059	1,002,664
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	277	261,322
2.625%, 4/15/26	1,178	1,126,663
		$11,730,827
Consumer, Cyclical — 5.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,717	$1,732,290
5.75%, 4/20/29(1)	267	266,366
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	625	656,984
6.875%, 11/1/35	621	640,813
7.60%, 7/15/37	306	318,122
Brunswick Corp., 5.10%, 4/1/52	1,100	1,050,817
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	1,505	1,585,465
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	757	764,119
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	709	606,883
Ford Motor Co., 4.75%, 1/15/43	728	662,520
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	1,294	1,266,218
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	635	601,174
4.375%, 1/15/31(1)	1,274	1,233,563
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	495	372,492
MDC Holdings, Inc., 2.50%, 1/15/31	894	781,882
Nordstrom, Inc.:
4.25%, 8/1/31	521	475,780
4.375%, 4/1/30(8)	778	728,169
5.00%, 1/15/44(8)	713	639,917
Powdr Corp., 6.00%, 8/1/25(1)	1,285	1,319,252
		$15,702,826

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 3.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$441	$ 435,460
4.25%, 11/1/29(1)	514	512,168
Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,383	1,369,564
Avon Products, Inc., 8.45%, 3/15/43	429	497,434
Block Financial, LLC, 3.875%, 8/15/30	1,108	1,090,057
Centene Corp.:
3.375%, 2/15/30	469	442,126
4.25%, 12/15/27	897	901,288
4.625%, 12/15/29	543	548,343
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	958	929,284
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	1,176	1,134,576
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	696	655,239
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	437	384,490
5.20%, 4/1/29(1)	595	624,936
		$9,524,965
Energy — 1.3%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$340	$344,253
6.375%, 10/1/30	440	446,424
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,409,411
5.00%, 1/31/28(1)	1,875	1,871,016
		$4,071,104
Financial — 13.3%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)(9)	$173	$166,333
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,734	1,707,158
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	925	915,472
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	951,627
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	1,290	1,282,073
Banco do Brasil S.A., 3.25%, 9/30/26(1)	1,735	1,672,037
Banco Santander S.A., 4.175% to 3/24/27, 3/24/28(9)	400	402,297
Bank of America Corp.:
1.62%, (SOFR + 1.33%), 4/2/26(3)	1,576	1,590,721
3.846% to 3/8/32, 3/8/37(9)	1,754	1,682,113
BankUnited, Inc., 5.125%, 6/11/30	526	542,912
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	1,538	1,454,387
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	272,111
CI Financial Corp.:
3.20%, 12/17/30	1,140	1,040,579
4.10%, 6/15/51(8)	352	311,648
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	$1,485	$ 1,473,806
4.00% to 12/10/25(9)(10)	659	634,287
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,577	2,662,879
EPR Properties, 3.75%, 8/15/29	1,569	1,470,547
Goldman Sachs Group, Inc. (The), 3.102% to 2/24/32, 2/24/33(9)	1,509	1,423,970
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,994	1,897,062
6.00%, 4/15/25(1)	774	794,333
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	929	859,139
5.00%, 7/15/28(1)	1,114	1,088,027
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	864	762,135
3.624%, 6/3/30(1)	631	595,633
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,513,348
OneMain Finance Corp.:
3.50%, 1/15/27	693	641,940
7.125%, 3/15/26	1,165	1,246,573
Radian Group, Inc.:
4.875%, 3/15/27	1,490	1,499,350
6.625%, 3/15/25	505	532,071
Sabra Health Care, L.P., 3.20%, 12/1/31	1,244	1,112,242
Societe Generale S.A., 4.75% to 5/26/26(1)(9)(10)	529	494,615
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	729	723,216
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	979	1,003,574
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	958,226
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	868	884,492
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	534	483,270
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	332	317,860
5.861% to 6/19/27, 6/19/32(1)(9)	700	688,578
		$39,752,641
Industrial — 0.8%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,423	$1,372,199
Valmont Industries, Inc., 5.00%, 10/1/44	937	999,130
		$2,371,329
Technology — 1.7%
DXC Technology Co., 2.375%, 9/15/28	$248	$224,543
Kyndryl Holdings, Inc., 2.70%, 10/15/28(1)	1,587	1,376,291
Seagate HDD Cayman:
3.375%, 7/15/31	500	445,585

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman: (continued)
5.75%, 12/1/34	$2,038	$ 2,087,961
Western Digital Corp., 4.75%, 2/15/26	833	846,903
		$ 4,981,283
Utilities — 1.6%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	$401	$ 369,702
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	728,510
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,861	1,856,012
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,760	1,733,530
		$4,687,754
Total Corporate Bonds (identified cost $97,228,245)		$92,822,729

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 475,965
Total High Social Impact Investments (identified cost $500,000)		$ 475,965

Mutual Funds — 1.0%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.0%
Calvert Floating-Rate Advantage Fund, Class R6(13)	326,797	$ 3,042,484
Total Mutual Funds (identified cost $3,000,000)		$ 3,042,484

Preferred Stocks — 1.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	53,308	$ 1,130,663
		$ 1,130,663
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P., Series A, 5.75%	78,480	$ 1,654,358
		$ 1,654,358
Security	Shares	Value
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	25,650	$ 575,843
6.25%	27,000	675,540
		$ 1,251,383
Total Preferred Stocks (identified cost $4,304,834)		$ 4,036,404

Senior Floating-Rate Loans — 4.3%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.4%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$1,100	$ 1,138,843
		$ 1,138,843
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$600	$ 593,625
		$ 593,625
Automobiles — 0.0%(15)
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$136	$ 133,330
		$ 133,330
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$507	$495,036
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	139,261
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	500	495,875
Virgin Media Bristol, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	500	496,797
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	510	502,748
		$2,129,717
Entertainment — 0.2%
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$500	$497,437
		$497,437

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$650	$ 648,527
		$ 648,527
Health Care Providers & Services — 0.2%
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$550	$ 544,844
		$ 544,844
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$472	$ 470,052
		$ 470,052
Insurance — 0.2%
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$497	$494,817
		$494,817
IT Services — 0.4%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$510	$507,132
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	296	290,246
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	300	297,000
		$1,094,378
Life Sciences Tools & Services — 0.2%
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	$512	$509,743
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	128	127,003
		$636,746
Media — 0.2%
CSC Holdings, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$544	$536,802
		$536,802
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$587	$579,937
		$579,937
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.7%
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$444	$ 441,535
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	707	704,152
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	231	229,187
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	119	117,514
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	149	147,098
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	498	497,295
		$ 2,136,781
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,200	$1,196,400
		$1,196,400
Trading Companies & Distributors — 0.0%(15)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$173,181
		$173,181
Total Senior Floating-Rate Loans (identified cost $13,094,043)		$13,005,417

U.S. Treasury Obligations — 15.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 3/15/24	$19,414	$ 18,653,365
0.25%, 5/31/25	14,310	13,321,157
0.591%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(3)	14,818	14,834,944
1.25%, 4/30/28	50	46,588
Total U.S. Treasury Obligations (identified cost $47,903,892)		$ 46,856,054

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 5.7%
Affiliated Fund — 5.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(16)	15,952,509	$ 15,950,914
Total Affiliated Fund (identified cost $15,950,907)		$ 15,950,914
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(17)	1,198,375	$ 1,198,375
Total Securities Lending Collateral (identified cost $1,198,375)		$ 1,198,375
Total Short-Term Investments (identified cost $17,149,282)		$ 17,149,289
Total Investments — 99.5% (identified cost $307,890,542)		$297,507,945
Other Assets, Less Liabilities — 0.5%		$ 1,490,870
Net Assets — 100.0%		$298,998,815

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $161,918,672 or 54.2% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $2,896,614 or 1.0% of the Fund's net assets.
(8)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $1,429,262 and the total market value of the collateral received by the Fund was $1,465,029, comprised of cash of $1,198,375 and U.S. government and/or agencies securities of $266,654.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $475,965, which represents 0.2% of the net assets of the Fund as of March 31, 2022.
(13)	Affiliated fund.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Amount is less than 0.05%.
(16)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(17)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,169,046	CAD	1,499,465	State Street Bank and Trust Company	5/31/22	$ —	$(30,205)
						$ —	$(30,205)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	48	Long	6/30/22	$10,172,250	$(123,830)
U.S. 5-Year Treasury Note	78	Long	6/30/22	8,945,625	(215,244)
U.S. 10-Year Treasury Note	(2)	Short	6/21/22	(245,750)	12,059
U.S. Long Treasury Bond	(16)	Short	6/21/22	(2,401,000)	65,595
U.S. Ultra 10-Year Treasury Note	(167)	Short	6/21/22	(22,623,281)	706,363
U.S. Ultra-Long Treasury Bond	(67)	Short	6/21/22	(11,867,375)	343,465
					$788,408
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended March 31, 2022, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $26,524,405, which represents 8.9% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 670,116	$ —	$ —	$ —	$ (5,420)	$ 664,701	$ 3,587	$ 671,000
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34	2,189,100	744,258	—	—	(20,088)	2,912,834	17,938	2,946,000
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36	2,501,861	—	—	—	54,307	2,556,680	14,789	2,621,000
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36	874,265	—	—	—	46,562	920,827	7,697	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	489,530	—	—	—	(13,565)	475,965	1,875	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	8,680,782	3,000,000	(8,656,392)	325,267	(307,173)	3,042,484	38,407	326,797
Short-Term Investments
Calvert Cash Reserves Fund, LLC	14,462,361	55,679,564	(54,187,509)	(3,062)	(440)	15,950,914	6,467	15,952,509
Totals				$322,205	$(245,817)	$26,524,405	$90,760

(1)	Restricted security.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Flexible Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$61,061,150	$ —	$61,061,150
Collateralized Mortgage Obligations	—	28,014,769	—	28,014,769
Commercial Mortgage-Backed Securities	—	28,164,086	—	28,164,086
Convertible Bonds	—	2,879,598	—	2,879,598
Corporate Bonds	—	92,822,729	—	92,822,729
High Social Impact Investments	—	475,965	—	475,965
Mutual Funds	3,042,484	—	—	3,042,484
Preferred Stocks	4,036,404	—	—	4,036,404
Senior Floating-Rate Loans	—	13,005,417	—	13,005,417
U.S. Treasury Obligations	—	46,856,054	—	46,856,054
Short-Term Investments:
Affiliated Fund	—	15,950,914	—	15,950,914
Securities Lending Collateral	1,198,375	—	—	1,198,375
Total Investments	$8,277,263	$289,230,682	$ —	$297,507,945
Futures Contracts	$1,127,482	$ —	$ —	$1,127,482
Total	$9,404,745	$289,230,682	$ —	$298,635,427
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(30,205)	$ —	$(30,205)
Futures Contracts	(339,074)	—	—	(339,074)
Total	$(339,074)	$(30,205)	$ —	$(369,279)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.